Segmented Information and Economic Dependence - Summary of Revenues Allocated According to Revenue Types (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 24,520	$ 24,518	$ 20,665
Project Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	22,175	22,235	18,677
Product Sales Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	2,107	2,035	1,747
Cryo Storage Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 238	$ 248	$ 241